ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables, consisted of the following:

	March 31, 2024	September 30, 2023
Accrued expenses	$133,296	$287,846
Service payables	246,512	202,494
Other payables	625,910	780,747
Accrued liabilities and other payables	$1,005,718	$1,271,087